Vessels, Net (Details) $ in Thousands																12 Months Ended
	Dec. 07, 2015 USD ($)	Nov. 10, 2015 USD ($)	Nov. 03, 2015 USD ($)	Oct. 21, 2015 USD ($) shares	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($) shares	Sep. 11, 2015 USD ($) shares	Sep. 07, 2015 USD ($) shares	Aug. 06, 2015	Mar. 19, 2015 USD ($) t	Mar. 18, 2015 USD ($) shares	Mar. 12, 2015 USD ($) shares	Dec. 29, 2014 USD ($) shares	Sep. 29, 2014 USD ($) shares	Jun. 24, 2014 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Vessels [Line Items]
Loan																$ 178,447	$ 0
Equity Injection								$ 9,020				$ 4,500	$ 1,110	$ 960	$ 1,134	13,820	3,204	$ 0
Share issued in financing of vessels (in shares) | shares								10,022,240				5,000,100	888,000	320,000	378,000
Cost [Abstract]
Beginning balance																0	0
Total additions and price per vessel																201,684	0
Ending balance																201,684	0	0
Accumulated depreciation [Abstract]
Beginning balance																0	0
Additions																(1,844)	0
Ending balance																(1,844)	0	$ 0
Net book value																$ 199,840	$ 0
Capesize Vessel [Member]
Vessels [Line Items]
Number of vessels									5
Capesize Vessel [Member] | Leadership [Member]
Vessels [Line Items]
M/V leadership DWT | t										171,199
Equity Injection											$ 4,550
Share issued in financing of vessels (in shares) | shares											5,000,100
Cost [Abstract]
Total additions and price per vessel										$ 17,127
Capesize Vessel [Member] | Leadership [Member] | Convertible Promissory Note [Member]
Vessels [Line Items]
Shareholders convertible note										3,827
Capesize Vessel [Member] | Leadership [Member] | Alpha Bank A.E. [Member]
Vessels [Line Items]
Loan										$ 8,750
Capesize Vessel [Member] | Premiership [Member]
Vessels [Line Items]
Equity Injection							$ 3,501
Share issued in financing of vessels (in shares) | shares							3,889,980
Cost [Abstract]
Total additions and price per vessel							$ 29,951
Capesize Vessel [Member] | Premiership [Member] | Convertible Promissory Note [Member]
Vessels [Line Items]
Shareholders convertible note							1,030
Capesize Vessel [Member] | Premiership [Member] | UniCredit Bank AG [Member]
Vessels [Line Items]
Loan							$ 25,420
Capesize Vessel [Member] | Geniuship [Member] | HSH Nordbank AG [Member]
Cost [Abstract]
Total additions and price per vessel					$ 27,597
Capesize Vessel [Member] | Gloriuship [Member] | HSH Nordbank AG [Member]
Cost [Abstract]
Total additions and price per vessel			$ 16,833
Capesize Vessel [Member] | Squireship [Member]
Cost [Abstract]
Total additions and price per vessel		$ 34,922
Capesize Vessel [Member] | Squireship [Member] | Convertible Promissory Note [Member]
Vessels [Line Items]
Shareholders convertible note		1,172
Capesize Vessel [Member] | Squireship [Member] | Alpha Bank A.E. [Member]
Vessels [Line Items]
Loan		$ 33,750
Capesize Vessel [Member] | Championship [Member]
Cost [Abstract]
Total additions and price per vessel	$ 41,750
Capesize Vessel [Member] | Championship [Member] | Convertible Promissory Note [Member]
Vessels [Line Items]
Shareholders convertible note	2,338
Capesize Vessel [Member] | Championship [Member] | Natixis [Member]
Vessels [Line Items]
Loan	$ 39,412
Supramax Vessel [Member]
Vessels [Line Items]
Number of vessels									2
Supramax Vessel [Member] | Gladiatorship [Member]
Vessels [Line Items]
Equity Injection						$ 2,390
Share issued in financing of vessels (in shares) | shares						2,655,740
Cost [Abstract]
Total additions and price per vessel						$ 16,336
Supramax Vessel [Member] | Gladiatorship [Member] | Convertible Promissory Note [Member]
Vessels [Line Items]
Shareholders convertible note						303
Supramax Vessel [Member] | Gladiatorship [Member] | UniCredit Bank AG [Member]
Vessels [Line Items]
Loan						$ 13,643
Supramax Vessel [Member] | Guardianship [Member]
Vessels [Line Items]
Equity Injection				$ 3,129
Share issued in financing of vessels (in shares) | shares				3,476,520
Cost [Abstract]
Total additions and price per vessel				$ 17,168
Supramax Vessel [Member] | Guardianship [Member] | Convertible Promissory Note [Member]
Vessels [Line Items]
Shareholders convertible note				397
Supramax Vessel [Member] | Guardianship [Member] | UniCredit Bank AG [Member]
Vessels [Line Items]
Loan				$ 13,642
Dry Bulk Vessel [Member]
Vessels [Line Items]
Number of vessels									7